SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of common stock reflected in the balance sheets are reconciled (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Gross proceeds	$ 0		$ 25,000	$ 25,000
Proceeds allocated to Public Warrants		$ 12,492,109
Common stock subject to possible redemption	231,499,860			231,499,860	$ 231,499,860
Common Class A [Member]
Gross proceeds	228,078,680			228,078,680	228,078,680
Proceeds allocated to Public Warrants	(12,492,109)			12,492,109	(12,492,109)
Class A common stock issuance costs	(12,318,960)			(12,318,960)	(12,318,960)
Adjustment of carrying value to initial redemption value	28,232,249			28,232,249	28,232,249
Common stock subject to possible redemption	$ 231,499,860			$ 231,499,860	$ 231,499,860